Equity Method Investment in Smackover Lithium - Additional Information (Details) $ in Millions	Mar. 09, 2026 t	May 07, 2024 USD ($)	Oct. 31, 2023
Standard Lithium subsidiaries
Disclosure of joint ventures [line items]
Percentage of ownership interest disposed		45.00%
Percentage of ownership interest retained		55.00%
Initial cash payment		$ 30.0
Maximum amount purchaser of partial sale of subsidiaries committed to invest		130.0
SWA Lithium
Disclosure of joint ventures [line items]
Percentage of royalty of gross revenue			2.50%
SWA Lithium | Standard Lithium subsidiaries
Disclosure of joint ventures [line items]
Commitment received to invest on development costs		40.0
Amount of milestone payments to receive		40.0
SWA Lithium | Trafigura Trading LLC
Disclosure of joint ventures [line items]
Supply of lithium carbonate per year | t	8,000
Supply of lithium carbonate term	10 years
Texas Lithium | Standard Lithium subsidiaries
Disclosure of joint ventures [line items]
Commitment received to invest on development costs		20.0
Amount of milestone payments to receive		$ 30.0